Commitments and contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under all non-cancelable operating leases as of September 30, 2013 consist of the following:

Years Ending December 31,	Amount
2013	$149,352
2014	579,495
2015	535,349
2016	485,040
2017	491,920
2018 and thereafter	3,241,340
Total	$5,482,496

Future minimum lease payments under all non-cancelable operating leases as of December 31, 2012, consist of the following:

Years Ending December 31,	Amount
2013	$584,442
2014	557,993
2015	526,690
2016	485,040
2017	491,920
2018 and thereafter	3,241,340
Total	$5,887,425